Shareholder Report, Holdings (Details) - C000172959	May 31, 2025
78462F103 | SPDR S&P 500 ETF Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	19.70%
921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Equities78462F103
Holdings [Line Items]
Percent of Total Investments	100.00%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Equity
Holdings [Line Items]
Percent of Net Asset Value	19.70%